Schedule of Investments (unaudited) April 30, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 143.7%

Corporate — 3.7%
Monroe County Economic Development Corp., Refunding RB, Series AA, (NPFGC), 6.95%, 09/01/22	$14,500	$14,761,783

County/City/Special District/School District — 31.2%
Battle Creek School District, Refunding GO, (Q-SBLF), 5.00%, 05/01/37	1,170	1,253,121
Berkley School District, GO, (Q-SBLF), 5.00%, 05/01/35	2,965	3,120,431
Byron Center Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/43	4,475	4,843,946
Series I, (Q-SBLF), 5.00%, 05/01/47	740	797,983
Columbia School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	5,185	5,391,104
County of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,092,464
Dearborn School District, GO, Series A, (Q-SBLF), 5.00%, 11/01/23(a)	4,300	4,470,925
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,201,954
East Lansing School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,065,996
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,595,184
(AGM), 5.00%, 05/01/34	1,500	1,590,774
(AGM), 5.00%, 05/01/35	1,000	1,058,088
Fraser Public School District, Refunding GO
(Q-SBLF), 5.00%, 05/01/43	2,000	2,129,436
(Q-SBLF), 5.00%, 05/01/47	3,225	3,422,734
Gibraltar School District, GO, (Q-SBLF), 5.00%, 05/01/36	750	823,360
Grandville Public Schools, GO
Series I, (AGM), 4.00%, 05/01/38	910	918,420
Series II, (AGM), 5.00%, 05/01/40	3,250	3,378,775
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/45	4,000	4,345,192
Hudsonville Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/43	1,875	1,869,909
Series I, (Q-SBLF), 4.00%, 05/01/44	1,950	1,933,142
Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	2,011,873
Jackson Public Schools, GO, (Q-SBLF), 5.00%, 05/01/42	4,000	4,352,736
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,198,336
5.00%, 05/01/44	1,815	1,931,730
Lake Orion Community School District, GO
(Q-SBLF), 4.00%, 05/01/38	750	776,689
(Q-SBLF), 4.00%, 05/01/39	1,000	1,033,466
(Q-SBLF), 4.00%, 05/01/40	1,000	1,031,808
Livonia Public Schools, GO, Series I, (AGM), 5.00%, 05/01/23(a)	5,000	5,139,325
Ludington Area School District, GO
(BAM Q-SBLF), 4.00%, 11/01/39	1,925	1,995,203
(BAM Q-SBLF), 4.00%, 11/01/40	1,975	2,047,267
(BAM Q-SBLF), 4.00%, 11/01/44	2,015	2,077,155
Mattawan Consolidated School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/25(a)	3,375	3,614,645
Michigan Finance Authority, RB 5.00%, 11/01/34	215	239,084

Security	Par (000)	Value

County/City/Special District/School District (continued)
5.00%, 11/01/38	$2,500	$2,760,780
5.00%, 11/01/43	4,000	4,382,036
Series H-1, 5.00%, 10/01/39	5,400	5,622,739
Mona Shores Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,103,426
Series I, (Q-SBLF), 5.00%, 05/01/43	1,025	1,129,918
Series I, (Q-SBLF), 5.00%, 05/01/44	1,525	1,678,798
Novi Community School District, GO, 4.00%, 05/01/47	1,150	1,153,943
Portage Public Schools, GO, 4.00%, 11/01/44	3,940	4,053,886
Swartz Creek Community Schools, GO, (Q-SBLF), 5.00%, 05/01/44	4,270	4,692,047
Troy School District, GO, (Q-SBLF), 5.00%, 11/01/23(a)	2,000	2,079,500
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 11/01/23(a)	7,010	7,288,649
(Q-SBLF), 5.00%, 05/01/45	2,500	2,765,080
(Q-SBLF), 5.00%, 05/01/47	3,015	3,393,488
West Ottawa Public Schools, GO
(AGM), 4.00%, 11/01/39	1,105	1,126,855
(AGM), 4.00%, 11/01/40	800	813,855
(AGM), 4.00%, 11/01/41	845	858,036
(AGM), 4.00%, 11/01/46	1,725	1,740,754
Zeeland Public Schools, GO
Series A, (AGM), 5.00%, 05/01/25	2,000	2,142,232
Series A, (AGM), 5.00%, 05/01/33	1,000	1,054,836

		124,593,113

Education — 30.4%
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,743,426
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	4,035,701
Michigan Finance Authority, Refunding RB
4.00%, 02/01/29	700	691,083
5.00%, 02/01/33	830	862,089
4.00%, 12/01/33	1,720	1,688,813
5.00%, 12/01/36	1,550	1,572,576
5.00%, 09/01/40	1,000	1,002,467
5.00%, 12/01/40	2,900	2,937,453
5.00%, 12/01/45	4,400	4,454,556
4.00%, 09/01/46	1,750	1,652,284
Series 25-A, AMT, 4.00%, 11/01/29	5,900	5,910,455
Series 25-A, AMT, 4.00%, 11/01/30	2,850	2,853,736
Series 25-A, AMT, 4.00%, 11/01/31	3,150	3,152,681
Michigan State University, Refunding RB, Series A, 5.00%, 08/15/38	10,000	10,314,660
Michigan Technological University, RB, Series A, 5.00%, 10/01/45	1,800	1,883,093
Michigan Technological University, Refunding RB
5.00%, 10/01/31	1,080	1,247,235
5.00%, 10/01/32	1,250	1,440,313
5.00%, 10/01/33	1,325	1,514,959
5.00%, 10/01/34	1,400	1,595,153
Oakland University, RB
5.00%, 03/01/41	3,635	3,817,513
Series A, 5.00%, 03/01/43	16,845	17,119,506
University of Michigan, RB, Series A, 5.00%, 04/01/24(a)	3,425	3,591,349
Wayne State University, RB, Series A, 5.00%, 11/15/40	13,000	13,351,572
Western Michigan University, RB, Series A, (AGM), 5.00%, 11/15/51	5,000	5,580,190

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Western Michigan University, Refunding RB
(AGM), 5.00%, 11/15/23	$1,750	$1,821,067
5.25%, 11/15/23	8,475	8,850,926
(AGM), 5.25%, 11/15/23	1,000	1,044,357
5.00%, 11/15/44	5,650	6,144,680
5.00%, 11/15/49	8,680	9,439,795

		121,313,688

Health — 32.9%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	4,230	4,352,361
Series A, 5.00%, 07/01/47	2,200	2,262,005
Series A, 5.00%, 07/01/49	2,610	2,802,117
Series B, 4.00%, 07/01/49	2,000	2,000,626
Grand Traverse County Hospital Finance Authority, Refunding RB
5.00%, 07/01/32	2,135	2,444,535
5.00%, 07/01/33	1,125	1,274,750
5.00%, 07/01/34	1,180	1,331,197
Kalamazoo Economic Development Corp., Refunding RB
5.00%, 05/15/32	805	837,124
5.00%, 05/15/42	425	432,534
Kentwood Economic Development Corp., RB, 4.00%, 11/15/45	750	730,686
Kentwood Economic Development Corp., Refunding RB, 5.00%, 11/15/41	2,335	2,520,275
Michigan Finance Authority, RB
5.00%, 11/15/36	2,500	2,531,585
4.00%, 12/01/47	4,000	3,922,528
Series S, 4.00%, 11/01/46	1,025	1,042,912
Michigan Finance Authority, Refunding RB
5.00%, 11/01/22(a)	4,000	4,060,800
5.00%, 06/01/24(a)	1,500	1,577,382
5.00%, 06/01/26	290	316,970
5.00%, 04/15/37	2,000	2,233,520
5.00%, 11/15/37	3,000	3,222,018
5.00%, 04/15/38	3,120	3,472,123
5.00%, 11/15/41	1,000	1,066,472
4.00%, 04/15/42	3,210	3,183,132
5.00%, 11/15/45	3,750	3,896,625
5.00%, 12/01/45	19,445	20,314,308
4.00%, 11/15/46	8,500	8,627,177
4.00%, 03/01/51	2,000	1,958,744
Series S, 5.00%, 05/15/32	1,000	1,048,373
Series S, 5.00%, 05/15/33	2,000	2,089,108
Series S, 5.00%, 05/15/34	6,500	6,763,426
Series S, 5.00%, 05/15/35	4,945	5,135,101
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	1,500	1,635,981
Series A, 5.00%, 06/01/35	2,250	2,253,980
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/43	1,220	1,315,311
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 03/01/24(a)	27,365	28,585,589

		131,241,375

Security	Par (000)	Value

Housing — 6.7%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	$1,000	$1,005,932
Series A, 4.63%, 10/01/39	3,490	3,507,845
Series A, 4.30%, 10/01/40	3,320	3,360,776
Series A, 4.00%, 10/01/43	7,420	7,330,804
Series A, 4.75%, 10/01/44	5,000	5,019,595
Series A, 2.45%, 10/01/46	5,000	3,788,770
AMT, (GNMA), 4.75%, 04/20/37	2,785	2,785,153

		26,798,875

State — 20.2%
Flint Economic Development Corp., RB, 5.25%, 10/01/41	4,950	4,959,628
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,002,000
Series F, 5.25%, 10/01/41	8,595	8,611,760
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/41	4,750	5,093,278
Series I, 4.00%, 10/15/46	11,250	11,763,101
Michigan Strategic Fund, RB
Series A, 5.25%, 10/15/40	3,000	3,197,079
AMT, (AGM), 4.25%, 12/31/38	14,000	14,293,006
AMT, 5.00%, 12/31/43	15,000	15,354,150
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/44	15,910	16,396,957

		80,670,959

Tobacco — 1.6%
Michigan Finance Authority, Refunding RB, Series A, Class 1, 4.00%, 06/01/40	1,250	1,235,475
Michigan Finance Authority, Refunding RB, CAB, Series B-2, Class 2, 0.00%, 06/01/65(b)	50,000	5,081,900

		6,317,375

Transportation — 9.2%
Gerald R Ford International Airport Authority, ARB
AMT, (GTD), 5.00%, 01/01/46	5,435	5,939,471
AMT, (GTD), 5.00%, 01/01/51	3,000	3,265,767
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	1,000	1,062,046
Series A, 5.00%, 12/01/46	2,000	2,173,996
Series D, 5.00%, 12/01/35	3,850	4,040,987
Series D, 5.00%, 12/01/45	7,500	7,823,625
Series B, AMT, 5.00%, 12/01/42	1,000	1,046,667
Series B, AMT, 5.00%, 12/01/47	1,250	1,304,314
Series C, AMT, 5.00%, 12/01/39	1,475	1,511,931
Wayne County Airport Authority, Refunding ARB, Series F, AMT, 5.00%, 12/01/34	8,000	8,309,696

		36,478,500

Utilities — 7.8%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NATL), 5.00%, 07/01/34	10	10,017
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,076,792
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, 2nd Lien, 5.00%, 07/01/46	10,000	10,595,240
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	2,750	3,024,032
5.00%, 11/01/45	3,000	3,277,941
Michigan Finance Authority, Refunding RB Series D-1, 5.00%, 07/01/34	2,000	2,107,184

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Series D-1, 5.00%, 07/01/35	$750	$787,742
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,047,600
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,496,125
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,130,713
Michigan Strategic Fund, RB, AMT, 4.00%, 10/01/61(c)	445	459,005

		31,012,391

Total Municipal Bonds in Michigan		573,188,059

Puerto Rico — 4.8%

State — 4.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	540,632
Series A-1, Restructured, 5.00%, 07/01/58	825	844,454
Series A-2, Restructured, 4.33%, 07/01/40	1,109	1,099,693
Series A-2, Restructured, 4.78%, 07/01/58	103	104,748
Series B-1, Restructured, 4.75%, 07/01/53	616	623,541
Series B-1, Restructured, 5.00%, 07/01/58	7,451	7,626,009
Series B-2, Restructured, 4.33%, 07/01/40	5,880	5,851,817
Series B-2, Restructured, 4.78%, 07/01/58	597	604,165
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	6,202	1,742,495

Total Municipal Bonds in Puerto Rico		19,037,554

Total Municipal Bonds — 148.5% (Cost: $600,985,558)		592,225,613

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Michigan — 20.8%

Education — 14.1%
Eastern Michigan University, RB, Series A, 4.00%, 03/01/44	10,000	10,130,216
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	10,002	10,639,730
Michigan Finance Authority, Refunding RB, AMT, Series 25-A, 4.00%, 11/01/28	8,750	8,787,142
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/44(e)	5,750	6,357,444
University of Michigan, Refunding RB, 5.00%, 04/01/26	10,000	10,897,046
Wayne State University, RB, Series A, 5.00%, 11/15/43(e)	8,530	9,299,127

		56,110,705

State — 3.9%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	5,150	5,401,292
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/44	10,000	10,306,075

		15,707,367

Security	Par (000)	Value

Utilities — 2.8%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	$10,000	$11,046,129

Total Municipal Bonds in Michigan		82,864,201

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.8% (Cost: $83,968,246)		82,864,201

Total Long-Term Investments — 169.3% (Cost: $684,953,804)		675,089,814

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.25%(f)(g)	9,768,218	9,768,218

Total Short-Term Securities — 2.4% (Cost: $9,768,049)		9,768,218

Total Investments — 171.7% (Cost: $694,721,853)		684,858,032

Liabilities in Excess of Other Assets — (2.0)%		(8,233,810)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6)%		(46,305,380)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs —(58.1)%		(231,539,145)

Net Assets Applicable to Common Shares — 100.0%		$398,779,697

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2026 to February 15, 2027, is $9,881,914.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,854,776	$6,914,412	(a)	$—	$(170)	$(800)	$9,768,218	9,768,218	$1,057	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$592,225,613	$—	$592,225,613
Municipal Bonds Transferred to Tender Option Bond Trusts	—	82,864,201	—	82,864,201
Short-Term Securities
Money Market Funds	9,768,218	—	—	9,768,218

	$9,768,218	$675,089,814	$—	$684,858,032

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(46,267,055)	$—	$(46,267,055)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(278,167,055)	$—	$(278,167,055)

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

5